Rye Patch Acquisition - Consideration Paid on Assets Acquired and Liabilities Based on Estimated Fair Values (Details) - Rye Patch [member] $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	May 25, 2018 USD ($)	May 25, 2018 CAD ($)
Consideration paid
Equity interest	$ 69,771	$ 89,942
Cash paid to former shareholders			$ 63	$ 81
Total consideration			72,055
Allocation of consideration
Cash and cash equivalents			11,006
Trade and other receivables			552
Inventories			30,368
Advances and prepaid expenses			1,366
Mineral properties, plant and equipment, exploration and evaluation			71,413
Assets held for sale (note 6)			19,000
Reclamation bonds			16,047
Trade payables and accrued liabilities			(10,186)
Other financial liability			(5,000)
Provision for site reclamation and closure			(30,227)
Credit facility			(16,562)
Equipment loan payable			(2,431)
Derivative liability			(9,674)
Deferred tax liability			(3,617)
Total consideration			72,055
Common Shares [Member]
Consideration paid
Equity interest			69,771
Warrants [Member]
Consideration paid
Equity interest			1,658
Options [Member]
Consideration paid
Equity interest			$ 563